LONG-TERM DEBT	12 Months Ended
Feb. 28, 2017
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
13.	LONG-TERM DEBT

On June 30, 2016, the Company entered into a three-year $400,000,000   term  and revolving facilities agreement (the “Facilities Agreement”) with a group of arrangers led by Deutsche Bank AG, Singapore Branch, The facilities, a $225,000,000 three-year bullet maturity term loan and a $175,000,000 three-year revolving facility, are priced at 250 basis points over LIBOR. The interest is payable on a quarterly basis. The Company also paid commitment fee of 0.75% per annum based on the undrawn portion of the facilities for the period commencing on the commitment fee accrual commencement date to the end of the availability period applicable to the facilities. The use of proceeds of the facilities are for general corporate purposes.

The debt issuance cost of $12,000,000 was recorded as an asset and amortized over the period from June 30, 2016 to June 30, 2019.

The Facilities Agreement contains financial covenants on the Group’s tangible net worth, interest cover and leverage, and also it has acceleration clauses about the occurrence of an event of default. The Company is required to maintain restricted cash equivalent to a three-month period of interest expense for the duration of the Facilities Agreement.

As of February 28, 2017, the Company had drawn down $225,000,000 three-year bullet maturity term loan under the facility commitment. In connection with the facilities agreement, the Company entered into three interest rate swap agreements, of which the notional amount is $30,000,000, $30,000,000 and $50,000,000, respectively. Pursuant to the interest rate swap agreements, the loans will be settled with a fixed annual interest rate of 3.46%, 4.10% and 4.14% respectively, during the respective term of the loans.

The interest rate swap agreements meet the definition of a derivative in accordance with ASC 815. The fair value and the change in fair value of the derivatives related to the interest rate swap agreements were insignificant for the year ended February 28, 2017.